Stock Options and Restricted Stock Units - Schedule of Stock Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options Granted [Abstract]
Risk-free interest rates	3.80%	3.80%
Expected life (in years)	2 years 7 months 6 days	2 years 8 months 12 days
Expected volatility	76.52%	64.00%
Dividend yield	0.00%	0.00%
Weighted-average grant date fair value per share (in Dollars per share)	$ 3	$ 3.75